Lease - Schedule Of Future Minimum Rental Payments For Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 3,051
2023	2,002
2024	797
2025	130
2026	130
2027 and thereafter	8
Total	6,118
Less imputed interest	232
Present value of net future minimum lease payments	5,886
Less operating lease liabilities-current	2,899
Long-term operating lease liabilities	$ 2,987
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Present value of net future minimum lease payments
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent